Schedule of Investments(a)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.99%
Advertising–0.12%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	$559,000	$528,579
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030(c)	2,778,000	2,700,829
Lamar Media Corp., 4.00%, 02/15/2030	1,158,000	1,042,444
		4,271,852
Aerospace & Defense–2.86%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	3,601,000	3,573,884
5.30%, 03/26/2034(b)	7,333,000	7,226,994
5.50%, 03/26/2054(b)	1,228,000	1,196,661
Boeing Co. (The),
4.88%, 05/01/2025	5,721,000	5,661,218
6.26%, 05/01/2027(b)	4,635,000	4,666,925
6.30%, 05/01/2029(b)	5,652,000	5,700,374
5.15%, 05/01/2030	3,574,000	3,411,786
6.39%, 05/01/2031(b)	2,108,000	2,133,295
6.53%, 05/01/2034(b)(c)	5,335,000	5,411,869
5.81%, 05/01/2050	9,584,000	8,589,221
5.93%, 05/01/2060	75,000	66,204
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	4,591,000	4,555,948
5.60%, 07/31/2053(c)	2,162,000	2,144,718
Lockheed Martin Corp.,
5.10%, 11/15/2027	2,084,000	2,095,254
4.45%, 05/15/2028(c)	1,303,000	1,281,439
4.50%, 02/15/2029	3,614,000	3,547,135
4.75%, 02/15/2034(c)	2,312,000	2,240,459
4.80%, 08/15/2034(c)	1,630,000	1,586,264
4.50%, 05/15/2036	150,000	139,734
4.15%, 06/15/2053	1,124,000	908,018
4.30%, 06/15/2062	1,354,000	1,093,575
5.90%, 11/15/2063	1,571,000	1,657,447
5.20%, 02/15/2064	102,000	96,169
Northrop Grumman Corp.,
4.03%, 10/15/2047	167,000	132,607
4.95%, 03/15/2053(c)	1,836,000	1,661,811
RTX Corp.,
5.00%, 02/27/2026	776,000	772,815
5.75%, 01/15/2029	3,957,000	4,061,453
6.00%, 03/15/2031	1,468,000	1,524,912
5.15%, 02/27/2033	3,802,000	3,741,797
6.10%, 03/15/2034	4,029,000	4,218,705
6.40%, 03/15/2054	2,702,000	2,948,224
TransDigm, Inc.,
6.75%, 08/15/2028(b)	2,652,000	2,685,390
6.38%, 03/01/2029(b)	3,291,000	3,287,974
7.13%, 12/01/2031(b)	261,000	268,038
6.63%, 03/01/2032(b)	4,168,000	4,185,564
		98,473,881
	Principal Amount	Value
Agricultural & Farm Machinery–0.51%
AGCO Corp.,
5.45%, 03/21/2027	$551,000	$550,549
5.80%, 03/21/2034(c)	2,426,000	2,423,073
John Deere Capital Corp.,
4.90%, 03/03/2028	5,343,000	5,337,010
4.70%, 06/10/2030	5,015,000	4,943,992
5.10%, 04/11/2034	4,135,000	4,114,819
		17,369,443
Agricultural Products & Services–0.13%
Cargill, Inc.,
5.13%, 10/11/2032(b)(c)	1,436,000	1,433,614
4.75%, 04/24/2033(b)	2,036,000	1,966,670
4.38%, 04/22/2052(b)	1,349,000	1,137,606
		4,537,890
Air Freight & Logistics–0.63%
GXO Logistics, Inc.,
6.25%, 05/06/2029	5,284,000	5,359,959
6.50%, 05/06/2034	3,169,000	3,224,777
United Parcel Service, Inc.,
5.15%, 05/22/2034	3,147,000	3,133,476
5.50%, 05/22/2054	6,784,000	6,720,800
5.60%, 05/22/2064	3,318,000	3,287,386
		21,726,398
Aluminum–0.02%
Novelis Corp., 4.75%, 01/30/2030(b)	570,000	527,036
Apparel Retail–0.02%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	666,000	543,704
Application Software–0.30%
Constellation Software, Inc. (Canada), 5.46%, 02/16/2034(b)(c)	2,589,000	2,576,415
Intuit, Inc., 5.20%, 09/15/2033	4,012,000	4,007,527
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	516,000	505,729
6.50%, 06/01/2032(b)	3,380,000	3,391,810
		10,481,481
Asset Management & Custody Banks–1.28%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	4,095,000	4,185,533
4.50%, 05/13/2032(c)	1,202,000	1,149,237
5.15%, 05/15/2033	4,310,000	4,299,237
Ares Capital Corp.,
5.88%, 03/01/2029	49,000	48,484
5.95%, 07/15/2029	2,840,000	2,804,273

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(c)(d)	$2,423,000	$2,369,042
4.98%, 03/14/2030(d)	1,143,000	1,131,617
5.83%, 10/25/2033(d)	1,985,000	2,048,250
4.71%, 02/01/2034(d)	1,517,000	1,449,129
5.19%, 03/14/2035(c)(d)	881,000	865,877
Series J, 4.97%, 04/26/2034(d)	2,203,000	2,143,490
BlackRock, Inc., 4.75%, 05/25/2033(c)	4,170,000	4,074,751
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	3,209,000	3,188,819
Northern Trust Corp., 6.13%, 11/02/2032	2,340,000	2,428,937
State Street Corp.,
5.82%, 11/04/2028(c)(d)	784,000	800,051
5.68%, 11/21/2029(c)(d)	5,715,000	5,837,137
4.82%, 01/26/2034(d)	863,000	830,183
6.12%, 11/21/2034(d)	4,207,000	4,353,186
		44,007,233
Automobile Manufacturers–1.77%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)(c)	1,820,000	1,578,692
American Honda Finance Corp.,
4.60%, 04/17/2030(c)	1,417,000	1,384,965
4.90%, 01/10/2034(c)	5,083,000	4,926,964
Daimler Truck Finance North America LLC (Germany),
5.00%, 01/15/2027(b)	1,014,000	1,006,393
5.38%, 01/18/2034(b)(c)	1,474,000	1,461,720
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	4,092,000	4,166,780
7.35%, 11/04/2027	3,335,000	3,474,210
6.80%, 05/12/2028	5,865,000	6,034,346
6.80%, 11/07/2028	2,845,000	2,939,092
7.35%, 03/06/2030(c)	2,729,000	2,877,851
7.20%, 06/10/2030(c)	2,735,000	2,864,487
7.12%, 11/07/2033(c)	2,750,000	2,901,906
Hyundai Capital America,
5.50%, 03/30/2026(b)(c)	1,890,000	1,886,698
5.60%, 03/30/2028(b)	1,123,000	1,125,480
5.35%, 03/19/2029(b)(c)	1,341,000	1,332,089
5.80%, 04/01/2030(b)(c)	8,722,000	8,831,389
Mercedes-Benz Finance North America LLC (Germany), 5.00%, 01/11/2034(b)	817,000	794,916
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	5,082,000	5,036,000
4.60%, 06/08/2029(b)	2,916,000	2,816,002
5.60%, 03/22/2034(b)	3,577,000	3,550,115
		60,990,095
Automotive Parts & Equipment–0.93%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	523,000	539,447
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	2,617,000	2,564,107
5.00%, 02/15/2029(b)	2,697,000	2,681,343
4.90%, 05/01/2033(b)	4,024,000	3,899,242
5.20%, 10/30/2034(b)(c)	4,693,000	4,618,466
	Principal Amount	Value
Automotive Parts & Equipment–(continued)
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	$285,000	$261,582
Phinia, Inc., 6.75%, 04/15/2029(b)	793,000	799,781
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	3,757,000	3,825,614
7.13%, 04/14/2030(b)(c)	4,941,000	5,100,876
6.75%, 04/23/2030(b)	2,891,000	2,928,490
6.88%, 04/23/2032(b)	4,625,000	4,734,280
		31,953,228
Automotive Retail–0.33%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	1,758,000	1,744,021
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)(c)	425,000	391,405
AutoZone, Inc.,
4.75%, 08/01/2032	1,578,000	1,508,855
5.20%, 08/01/2033(c)	2,401,000	2,367,463
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(c)	2,724,000	2,489,054
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	602,000	559,910
8.25%, 08/01/2031(b)	1,045,000	1,085,160
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	1,202,000	1,071,784
		11,217,652
Biotechnology–1.52%
AbbVie, Inc.,
4.80%, 03/15/2029	8,444,000	8,366,324
4.95%, 03/15/2031	4,684,000	4,646,709
5.05%, 03/15/2034	1,650,000	1,633,037
5.35%, 03/15/2044	2,220,000	2,187,070
4.88%, 11/14/2048	1,477,000	1,356,850
5.40%, 03/15/2054	216,000	213,087
5.50%, 03/15/2064	4,481,000	4,408,904
Amgen, Inc.,
5.25%, 03/02/2030	4,069,000	4,081,062
4.40%, 05/01/2045	487,000	411,192
5.65%, 03/02/2053	9,243,000	9,128,707
5.75%, 03/02/2063	7,293,000	7,186,355
Gilead Sciences, Inc.,
5.25%, 10/15/2033(c)	3,919,000	3,924,200
5.55%, 10/15/2053	4,783,000	4,749,814
		52,293,311
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.55%, 01/23/2049	317,000	317,746
Broadcasting–0.01%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	55,000	54,933
Gray Television, Inc.,
7.00%, 05/15/2027(b)	60,000	53,009
5.38%, 11/15/2031(b)	97,000	53,966
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	73,000	49,584
		211,492
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Broadline Retail–0.06%
Kohl’s Corp., 4.63%, 05/01/2031(c)	$629,000	$507,820
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	975,000	939,700
5.88%, 03/15/2030(b)	239,000	228,036
6.13%, 03/15/2032(b)	75,000	71,429
4.50%, 12/15/2034	340,000	291,976
		2,038,961
Building Products–0.13%
Carrier Global Corp., 5.90%, 03/15/2034	1,132,000	1,176,630
Lennox International, Inc., 5.50%, 09/15/2028	3,270,000	3,281,860
		4,458,490
Cable & Satellite–0.79%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)(c)	1,934,000	1,811,799
7.38%, 03/01/2031(b)(c)	2,567,000	2,485,259
4.50%, 05/01/2032	1,053,000	836,175
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	682,000	675,198
6.65%, 02/01/2034(c)	5,593,000	5,667,028
5.38%, 04/01/2038	249,000	215,596
5.75%, 04/01/2048	1,450,000	1,221,334
6.83%, 10/23/2055	2,520,000	2,394,118
Comcast Corp.,
5.50%, 11/15/2032	4,064,000	4,143,591
3.45%, 02/01/2050	180,000	127,112
2.89%, 11/01/2051	220,000	136,958
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	1,093,000	1,086,036
5.80%, 12/15/2053(b)	4,034,000	3,836,725
CSC Holdings LLC, 5.38%, 02/01/2028(b)(c)	1,228,000	863,742
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	60,000	39,026
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	567,000	538,906
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	296,000	246,178
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,000,000	905,561
		27,230,342
Cargo Ground Transportation–1.02%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	833,000	836,132
5.35%, 01/12/2027(b)	546,000	544,976
4.40%, 07/01/2027(b)	3,751,000	3,651,850
5.70%, 02/01/2028(b)	1,789,000	1,800,430
5.55%, 05/01/2028(b)	5,156,000	5,176,858
6.05%, 08/01/2028(b)	3,815,000	3,895,767
6.20%, 06/15/2030(b)(c)	1,074,000	1,113,196
	Principal Amount	Value
Cargo Ground Transportation–(continued)
Ryder System, Inc.,
5.50%, 06/01/2029(c)	$9,010,000	$9,061,795
6.60%, 12/01/2033(c)	8,351,000	8,902,871
		34,983,875
Casinos & Gaming–0.05%
Melco Resorts Finance Ltd. (Hong Kong),
5.38%, 12/04/2029(b)	800,000	721,707
7.63%, 04/17/2032(b)	200,000	197,849
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)	876,000	819,254
		1,738,810
Commercial & Residential Mortgage Finance–0.45%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	2,929,000	2,983,779
6.75%, 10/25/2028(b)(c)	4,698,000	4,887,260
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)(c)	548,000	545,794
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	3,373,000	3,440,688
Radian Group, Inc., 6.20%, 05/15/2029	3,200,000	3,220,896
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	236,000	219,714
		15,298,131
Commodity Chemicals–0.05%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	1,657,000	1,633,101
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054(c)	1,122,000	1,101,523
Computer & Electronics Retail–0.09%
Dell International LLC/EMC Corp.,
4.90%, 10/01/2026	1,017,000	1,005,635
8.10%, 07/15/2036	171,000	204,427
Leidos, Inc., 5.75%, 03/15/2033	1,832,000	1,851,788
		3,061,850
Construction Machinery & Heavy Transportation Equipment– 0.22%
Cummins, Inc.,
4.90%, 02/20/2029(c)	1,490,000	1,489,171
5.15%, 02/20/2034(c)	2,974,000	2,969,494
5.45%, 02/20/2054	3,255,000	3,192,499
		7,651,164
Consumer Electronics–0.35%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	8,488,000	8,528,267
5.63%, 04/24/2029(b)	3,385,000	3,431,097
		11,959,364
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Consumer Finance–1.73%
American Express Co.,
5.65%, 04/23/2027(d)	$4,530,000	$4,547,751
5.53%, 04/25/2030(c)(d)	15,937,000	16,089,056
5.92%, 04/25/2035(d)	10,924,000	11,066,720
Capital One Financial Corp.,
3.30%, 10/30/2024	6,732,000	6,665,128
7.15%, 10/29/2027(c)(d)	2,574,000	2,660,337
6.31%, 06/08/2029(d)	3,086,000	3,150,727
7.62%, 10/30/2031(d)	2,997,000	3,279,112
6.38%, 06/08/2034(d)	2,764,000	2,832,937
FirstCash, Inc., 6.88%, 03/01/2032(b)	5,900,000	5,858,034
General Motors Financial Co., Inc.,
5.40%, 04/06/2026	794,000	791,651
Series B, 6.50%(d)(e)	200,000	193,446
Navient Corp.,
5.00%, 03/15/2027(c)	389,000	369,473
9.38%, 07/25/2030	173,000	181,025
OneMain Finance Corp.,
7.13%, 03/15/2026	925,000	939,156
3.88%, 09/15/2028	283,000	251,967
5.38%, 11/15/2029(c)	519,000	483,101
		59,359,621
Consumer Staples Merchandise Retail–0.24%
Dollar General Corp.,
5.00%, 11/01/2032(c)	983,000	957,253
5.50%, 11/01/2052(c)	2,062,000	1,919,847
Walmart, Inc.,
6.50%, 08/15/2037	3,376,000	3,835,622
4.50%, 09/09/2052	1,758,000	1,557,042
		8,269,764
Copper–0.05%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027(c)	1,630,000	1,608,355
Distillers & Vintners–0.05%
Brown-Forman Corp., 4.75%, 04/15/2033(c)	956,000	931,410
Constellation Brands, Inc., 4.90%, 05/01/2033(c)	755,000	726,149
		1,657,559
Distributors–0.37%
Genuine Parts Co.,
6.50%, 11/01/2028	7,395,000	7,738,274
6.88%, 11/01/2033	4,475,000	4,907,581
		12,645,855
Diversified Banks–14.44%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	7,620,000	7,378,027
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	3,203,000	3,401,565
6.75%(b)(d)(e)	2,712,000	2,724,028
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.88%, 11/15/2034(c)(d)	4,297,000	4,735,718
9.38%(c)(d)(e)	2,584,000	2,763,658
Principal Amount		Value
Diversified Banks–(continued)
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(d)	$3,479,000	$3,551,754
5.55%, 03/14/2028(d)	4,000,000	3,982,275
5.54%, 03/14/2030(d)	5,000,000	4,964,770
9.63%(d)(e)	3,800,000	4,071,461
9.63%(d)(e)	5,000,000	5,496,820
Bank of America Corp.,
6.41% (SOFR + 1.05%), 02/04/2028(f)	1,916,000	1,934,969
5.20%, 04/25/2029(d)	5,827,000	5,797,024
4.57%, 04/27/2033(d)	2,674,000	2,512,086
5.02%, 07/22/2033(c)(d)	2,947,000	2,872,400
5.29%, 04/25/2034(d)	2,962,000	2,917,038
5.47%, 01/23/2035(c)(d)	2,691,000	2,674,308
2.48%, 09/21/2036(d)	351,000	280,915
7.75%, 05/14/2038	1,650,000	1,968,034
3.31%, 04/22/2042(d)	449,000	340,376
Series AA, 6.10%(c)(d)(e)	3,249,000	3,260,761
Series DD, 6.30%(c)(d)(e)	1,060,000	1,069,935
Series TT, 6.13%(d)(e)	114,000	113,999
Series U, 8.74% (3 mo. Term SOFR + 3.40%)(e)(f)	6,574,000	6,573,707
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	2,850,000	2,840,001
Bank of Montreal (Canada),
5.30%, 06/05/2026	1,460,000	1,457,885
7.70%, 05/26/2084(d)	6,913,000	7,008,807
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)	3,841,000	4,019,560
8.00%, 01/27/2084(c)(d)	3,715,000	3,795,998
Barclays PLC (United Kingdom),
6.69%, 09/13/2034(d)	77,000	81,763
3.33%, 11/24/2042(d)	423,000	306,593
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(c)(d)	1,695,000	1,739,343
BPCE S.A. (France),
5.20%, 01/18/2027(b)(c)	1,640,000	1,635,498
5.28%, 05/30/2029(b)	2,041,000	2,033,405
5.72%, 01/18/2030(b)(d)	1,976,000	1,975,934
6.51%, 01/18/2035(b)(d)	2,035,000	2,066,585
5.94%, 05/30/2035(b)(d)	3,416,000	3,416,795
Citibank N.A.,
5.44%, 04/30/2026	10,344,000	10,368,998
5.57%, 04/30/2034	11,914,000	12,084,523
Citigroup, Inc.,
5.17%, 02/13/2030(d)	2,825,000	2,798,548
6.17%, 05/25/2034(d)	5,597,000	5,686,695
5.83%, 02/13/2035(d)	7,708,000	7,632,399
3.88%, 01/24/2039(d)	349,000	292,032
2.90%, 11/03/2042(d)	355,000	249,575
Series AA, 7.63%(c)(d)(e)	7,396,000	7,704,324
Series BB, 7.20%(d)(e)	5,471,000	5,585,470
Series CC, 7.13%(d)(e)	8,878,000	8,880,401
Series V, 4.70%(c)(d)(e)	2,054,000	2,015,352
Series X, 3.88%(d)(e)	469,000	442,407
Series Z, 7.38%(c)(d)(e)	7,487,000	7,681,969
Comerica, Inc., 5.98%, 01/30/2030(d)	1,577,000	1,555,211
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Corp Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	$7,135,000	$7,107,434
Credit Agricole S.A. (France),
5.34%, 01/10/2030(b)(c)(d)	3,720,000	3,698,700
6.25%, 01/10/2035(b)(d)	2,833,000	2,870,214
Federation des caisses Desjardins du Quebec (Canada),
5.28%, 01/23/2026(b)(d)	1,124,000	1,119,895
4.55%, 08/23/2027(b)	4,239,000	4,145,047
Fifth Third Bancorp,
2.38%, 01/28/2025	1,064,000	1,040,771
1.71%, 11/01/2027(d)	1,197,000	1,093,884
6.34%, 07/27/2029(c)(d)	742,000	760,921
4.77%, 07/28/2030(d)	2,499,000	2,402,917
5.63%, 01/29/2032(d)	631,000	625,626
4.34%, 04/25/2033(c)(d)	1,553,000	1,413,980
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	3,792,000	3,818,650
5.60%, 05/17/2028(d)	5,170,000	5,185,323
5.21%, 08/11/2028(d)	2,645,000	2,621,076
5.73%, 05/17/2032(d)	4,185,000	4,198,770
7.40%, 11/13/2034(d)	2,562,000	2,784,479
6.33%, 03/09/2044(d)	4,831,000	5,106,216
6.00%(d)(e)	2,822,000	2,704,252
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(d)	3,691,000	3,663,642
5.55%, 03/19/2035(c)(d)	6,256,000	6,198,049
JPMorgan Chase & Co.,
5.57%, 04/22/2028(d)	4,837,000	4,868,313
4.32%, 04/26/2028(d)	2,955,000	2,874,952
4.85%, 07/25/2028(d)	2,248,000	2,219,277
5.30%, 07/24/2029(d)	3,998,000	3,994,662
6.09%, 10/23/2029(d)	4,329,000	4,456,330
5.01%, 01/23/2030(d)	1,762,000	1,739,302
5.58%, 04/22/2030(d)	3,852,000	3,895,337
4.59%, 04/26/2033(d)	1,940,000	1,836,998
4.91%, 07/25/2033(d)	176,000	170,627
5.72%, 09/14/2033(c)(d)	4,638,000	4,692,613
5.35%, 06/01/2034(d)	83,000	82,366
6.25%, 10/23/2034(d)	6,674,000	7,045,076
5.34%, 01/23/2035(d)	1,387,000	1,371,938
3.88%, 07/24/2038(d)	300,000	256,924
4.26%, 02/22/2048(d)	888,000	749,478
Series W, 6.58% (3 mo. Term SOFR + 1.26%), 05/15/2047(f)	2,851,000	2,591,669
Series NN, 6.88%(d)(e)	3,987,000	4,124,101
KeyBank N.A.,
5.67% (SOFR + 0.32%), 06/14/2024(f)	4,221,000	4,221,020
3.30%, 06/01/2025	1,302,000	1,267,856
4.15%, 08/08/2025	135,000	132,122
5.85%, 11/15/2027(c)	1,577,000	1,566,179
KeyCorp,
6.62% (SOFR + 1.25%), 05/23/2025(f)	1,691,000	1,691,874
2.55%, 10/01/2029(c)	1,082,000	913,511
4.79%, 06/01/2033(d)	1,112,000	1,013,186
Principal Amount		Value
Diversified Banks–(continued)
Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025(c)	$3,188,000	$3,124,546
4.70%, 01/27/2028	3,371,000	3,237,567
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)(d)	2,508,000	2,491,074
5.26%, 04/17/2030(c)(d)	5,611,000	5,592,596
5.41%, 04/19/2034(c)(d)	1,758,000	1,768,266
5.43%, 04/17/2035(d)	5,956,000	5,929,344
8.20%(c)(d)(e)	7,067,000	7,592,820
Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(d)	2,568,000	2,600,702
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	4,764,000	4,823,230
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	1,013,000	1,017,214
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	3,928,000	3,924,859
5.00%, 05/30/2028(b)	2,087,000	2,081,431
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	4,529,000	4,639,158
5.58%, 06/12/2029(c)(d)	4,977,000	5,011,197
4.63%, 06/06/2033(d)	294,000	272,760
6.04%, 10/28/2033(c)(d)	2,282,000	2,342,640
5.07%, 01/24/2034(c)(d)	2,297,000	2,206,004
6.88%, 10/20/2034(c)(d)	3,751,000	4,066,911
Series U, 6.00%(d)(e)	68,000	66,345
Series V, 6.20%(c)(d)(e)	3,365,000	3,314,661
Series W, 6.25%(c)(d)(e)	3,771,000	3,608,210
Royal Bank of Canada (Canada),
4.95%, 02/01/2029(c)	1,186,000	1,176,415
5.00%, 02/01/2033(c)	3,448,000	3,383,082
7.50%, 05/02/2084(c)(d)	7,197,000	7,341,127
Societe Generale S.A. (France), 8.50%(b)(d)(e)	7,542,000	7,380,481
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	2,277,000	2,297,383
6.75%, 02/08/2028(b)(d)	2,447,000	2,513,058
7.02%, 02/08/2030(b)(d)	2,944,000	3,100,879
2.68%, 06/29/2032(b)(d)	3,050,000	2,495,740
7.75%(b)(d)(e)	4,886,000	4,942,125
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)(e)	6,433,000	6,379,034
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	1,845,000	1,852,861
5.65%, 09/14/2026(b)	2,176,000	2,187,545
5.55%, 09/14/2028(b)(c)	3,566,000	3,613,354
5.20%, 03/07/2029(b)(c)	4,086,000	4,092,982
5.35%, 03/07/2034(b)	2,962,000	2,963,051
Synovus Bank, 5.63%, 02/15/2028	7,834,000	7,562,284
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)(d)	3,529,000	3,666,412
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
U.S. Bancorp,
5.78%, 06/12/2029(d)	$3,829,000	$3,872,506
4.97%, 07/22/2033(d)	1,719,000	1,608,418
4.84%, 02/01/2034(c)(d)	4,391,000	4,138,501
5.84%, 06/12/2034(d)	3,524,000	3,553,939
UBS AG (Switzerland), 5.65%, 09/11/2028(c)	3,076,000	3,132,396
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	2,989,000	3,010,049
4.81%, 07/25/2028(d)	1,298,000	1,275,175
5.57%, 07/25/2029(d)	2,766,000	2,782,375
6.30%, 10/23/2029(c)(d)	2,974,000	3,078,530
5.20%, 01/23/2030(c)(d)	1,973,000	1,956,917
4.90%, 07/25/2033(d)	1,275,000	1,220,518
5.39%, 04/24/2034(d)	1,814,000	1,785,941
5.56%, 07/25/2034(d)	2,058,000	2,049,537
6.49%, 10/23/2034(d)	7,795,000	8,293,862
5.50%, 01/23/2035(d)	6,888,000	6,830,855
5.38%, 11/02/2043	3,917,000	3,714,168
4.75%, 12/07/2046	1,366,000	1,177,660
4.61%, 04/25/2053(d)	2,478,000	2,116,668
7.63%(c)(d)(e)	3,036,000	3,204,544
		496,539,163
Diversified Capital Markets–0.53%
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(e)(g)	3,057,000	366,840
5.25%(b)(d)(e)(g)	1,903,000	228,360
7.25%(b)(d)(e)(g)	330,000	39,600
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(c)(d)	1,077,000	1,076,867
4.75%, 05/12/2028(b)(c)(d)	2,736,000	2,676,329
5.43%, 02/08/2030(b)(d)	1,230,000	1,225,048
6.30%, 09/22/2034(b)(d)	3,589,000	3,748,596
5.70%, 02/08/2035(b)(c)(d)	1,579,000	1,577,396
4.38%(b)(d)(e)	2,280,000	1,854,749
7.75%(b)(c)(d)(e)	5,459,000	5,535,317
		18,329,102
Diversified Financial Services–2.61%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	13,000	13,096
Apollo Global Management, Inc.,
6.38%, 11/15/2033	3,483,000	3,703,652
5.80%, 05/21/2054	3,074,000	3,041,530
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(b)	5,098,000	5,171,526
5.75%, 03/01/2029(b)(c)	6,066,000	6,027,337
5.75%, 11/15/2029(b)	4,179,000	4,149,706
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	9,479,000	9,326,787
Corebridge Financial, Inc.,
6.05%, 09/15/2033(b)(c)	3,671,000	3,756,109
5.75%, 01/15/2034(c)	4,414,000	4,444,519
Franklin BSP Capital Corp., 7.20%, 06/15/2029(b)	4,657,000	4,647,114
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	7,001,000	6,856,166
	Principal Amount	Value
Diversified Financial Services–(continued)
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	$535,000	$540,441
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)(c)	578,000	536,264
7.13%, 04/30/2031(b)	263,000	267,927
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	580,000	533,733
LPL Holdings, Inc.,
5.70%, 05/20/2027(c)	4,236,000	4,248,292
6.00%, 05/20/2034	4,965,000	4,983,729
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	1,333,000	1,348,164
6.50%, 03/26/2031(b)	2,356,000	2,394,506
Nuveen LLC,
5.55%, 01/15/2030(b)	1,934,000	1,939,577
5.85%, 04/15/2034(b)	7,909,000	7,932,854
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	4,785,000	4,714,128
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(h)	13,774,000	8,781,407
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	569,000	539,406
		89,897,970
Diversified Metals & Mining–1.24%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	8,549,000	8,564,891
5.25%, 09/08/2030	3,513,000	3,536,812
5.25%, 09/08/2033	13,760,000	13,689,178
5.50%, 09/08/2053	3,992,000	3,945,866
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	1,861,000	1,756,744
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(b)(c)	4,184,000	4,163,416
5.63%, 04/04/2034(b)(c)	4,417,000	4,341,350
5.89%, 04/04/2054(b)	1,811,000	1,760,251
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	511,000	504,443
Rio Tinto Finance (USA) PLC (Australia), 5.13%, 03/09/2053	264,000	248,446
		42,511,397
Diversified REITs–0.34%
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	2,991,000	2,911,812
6.39%, 01/15/2050(b)	8,001,000	6,343,380
VICI Properties L.P.,
5.13%, 05/15/2032	32,000	30,263
5.75%, 04/01/2034(c)	1,082,000	1,064,878
5.63%, 05/15/2052	159,000	142,311
6.13%, 04/01/2054	1,166,000	1,117,713
		11,610,357
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Support Services–0.22%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)(c)	$3,345,000	$3,449,019
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	2,190,000	2,214,622
7.75%, 03/15/2031(b)(c)	1,883,000	1,967,825
		7,631,466
Drug Retail–0.26%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	2,958,000	2,911,924
4.88%, 04/21/2033(b)	3,863,000	3,722,247
CVS Pass-Through Trust,
6.04%, 12/10/2028	697,878	695,576
5.77%, 01/10/2033(b)	1,217,963	1,203,647
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034(c)	593,000	518,224
		9,051,618
Electric Utilities–6.77%
AEP Texas, Inc., 5.25%, 05/15/2052	1,513,000	1,363,051
Alabama Power Co., 5.85%, 11/15/2033	1,765,000	1,832,237
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	2,040,000	2,144,197
American Electric Power Co., Inc.,
5.75%, 11/01/2027	2,104,000	2,136,405
5.20%, 01/15/2029(c)	2,961,000	2,942,796
Berkshire Hathaway Energy Co., 3.80%, 07/15/2048	212,000	156,107
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028(c)	1,767,000	1,775,109
Series AJ, 4.85%, 10/01/2052	3,482,000	3,119,391
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053(c)	1,539,000	1,470,274
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	1,792,000	1,816,481
6.15%, 11/15/2052	967,000	1,026,014
5.90%, 11/15/2053	2,783,000	2,859,822
Series C, 3.00%, 12/01/2060	197,000	116,816
Constellation Energy Generation LLC,
6.13%, 01/15/2034	1,341,000	1,396,827
6.50%, 10/01/2053(c)	1,781,000	1,903,608
5.75%, 03/15/2054	3,146,000	3,053,485
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	1,694,000	1,831,586
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	2,828,000	2,695,816
Duke Energy Corp.,
5.00%, 12/08/2027(c)	1,094,000	1,088,296
4.85%, 01/05/2029	4,419,000	4,337,737
5.00%, 08/15/2052(c)	2,980,000	2,604,498
Duke Energy Florida LLC, 6.20%, 11/15/2053	212,000	226,043
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,600,000	5,309,389
Edison International, 7.88%, 06/15/2054(c)(d)	3,761,000	3,852,953
Principal Amount		Value
Electric Utilities–(continued)
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)(c)	$1,457,000	$1,475,225
9.13%(b)(c)(d)(e)	1,818,000	2,001,640
6.00%, 01/22/2114(b)(c)	6,655,000	6,290,290
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)	1,455,000	1,527,664
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	2,805,000	2,851,299
Entergy Corp., 7.13%, 12/01/2054(d)	2,680,000	2,671,635
Evergy Metro, Inc., 4.95%, 04/15/2033(c)	1,183,000	1,143,504
Eversource Energy, 5.50%, 01/01/2034	2,520,000	2,468,467
Exelon Corp.,
5.15%, 03/15/2029	2,236,000	2,225,469
5.45%, 03/15/2034(c)	2,144,000	2,126,488
5.60%, 03/15/2053	4,068,000	3,940,646
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	637,000	635,254
Georgia Power Co.,
4.65%, 05/16/2028	891,000	875,844
4.95%, 05/17/2033	1,612,000	1,569,324
Indiana Michigan Power Co., 5.63%, 04/01/2053	212,000	207,615
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	570,000	559,473
MidAmerican Energy Co.,
5.35%, 01/15/2034(c)	1,365,000	1,379,666
5.85%, 09/15/2054	4,218,000	4,325,020
5.30%, 02/01/2055	2,508,000	2,375,767
National Rural Utilities Cooperative Finance Corp.,
4.45%, 03/13/2026	4,810,000	4,749,690
4.85%, 02/07/2029(c)	4,099,000	4,057,287
5.00%, 02/07/2031(c)	4,683,000	4,661,993
5.80%, 01/15/2033(c)	1,492,000	1,538,173
7.13%, 09/15/2053(d)	12,888,000	13,283,958
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027(c)	3,652,000	3,586,385
5.00%, 07/15/2032	1,129,000	1,100,451
5.25%, 03/15/2034	4,925,000	4,826,353
5.55%, 03/15/2054	6,430,000	6,227,129
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(b)	2,951,000	2,865,624
5.66%, 01/17/2054(b)	1,387,000	1,332,541
Ohio Power Co., 5.65%, 06/01/2034(c)	10,649,000	10,686,695
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	1,180,000	1,157,445
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	2,754,000	2,817,307
PacifiCorp,
5.10%, 02/15/2029	3,008,000	2,989,457
5.30%, 02/15/2031	2,845,000	2,814,482
5.45%, 02/15/2034(c)	3,742,000	3,660,265
5.80%, 01/15/2055(c)	3,801,000	3,621,964
Public Service Co. of Colorado, 5.25%, 04/01/2053	4,132,000	3,795,282
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	$1,240,000	$1,244,071
Public Service Electric and Gas Co., 5.13%, 03/15/2053	1,155,000	1,089,433
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	4,527,000	4,288,224
5.55%, 04/15/2054	3,480,000	3,398,208
Sierra Pacific Power Co., 5.90%, 03/15/2054(b)	5,182,000	5,205,546
Southern Co. (The),
5.70%, 10/15/2032	1,539,000	1,568,330
5.70%, 03/15/2034	5,424,000	5,506,363
Series B, 4.00%, 01/15/2051(d)	7,995,000	7,720,062
Southwestern Electric Power Co., 5.30%, 04/01/2033	1,822,000	1,762,412
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	253,000	271,525
Tampa Electric Co., 5.00%, 07/15/2052(c)	1,216,000	1,086,547
Union Electric Co., 5.20%, 04/01/2034	4,775,000	4,711,529
Virginia Electric & Power Co., Series C, 4.63%, 05/15/2052	1,895,000	1,607,476
Virginia Electric and Power Co.,
5.00%, 04/01/2033(c)	1,643,000	1,594,043
2.95%, 11/15/2051	360,000	225,469
5.70%, 08/15/2053	288,000	287,873
5.35%, 01/15/2054(c)	4,174,000	3,955,323
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	1,513,000	1,489,677
4.38%, 05/01/2029(b)	78,000	72,263
7.75%, 10/15/2031(b)	3,880,000	4,034,199
6.88%, 04/15/2032(b)	4,325,000	4,355,976
6.95%, 10/15/2033(b)	3,503,000	3,734,362
6.00%, 04/15/2034(b)(c)	2,194,000	2,199,137
		232,889,757
Electrical Components & Equipment–0.37%
EnerSys,
4.38%, 12/15/2027(b)	595,000	561,594
6.63%, 01/15/2032(b)	243,000	245,190
Regal Rexnord Corp.,
6.05%, 04/15/2028	2,033,000	2,064,516
6.40%, 04/15/2033	6,880,000	7,085,735
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	2,678,000	2,760,038
		12,717,073
Electronic Components–0.14%
Corning, Inc., 5.45%, 11/15/2079(c)	4,516,000	4,165,838
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	556,000	480,143
6.63%, 07/15/2032(b)	324,000	325,316
		4,971,297
	Principal Amount	Value
Electronic Manufacturing Services–0.11%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	$3,811,000	$3,822,404
Environmental & Facilities Services–0.59%
GFL Environmental, Inc.,
5.13%, 12/15/2026(b)(c)	975,000	957,357
6.75%, 01/15/2031(b)	765,000	781,269
Republic Services, Inc.,
4.88%, 04/01/2029	3,746,000	3,704,340
5.00%, 12/15/2033	3,011,000	2,937,463
5.00%, 04/01/2034(c)	2,118,000	2,067,756
Veralto Corp.,
5.35%, 09/18/2028(b)	5,023,000	5,031,741
5.45%, 09/18/2033(b)	4,979,000	4,933,107
		20,413,033
Financial Exchanges & Data–0.56%
Intercontinental Exchange, Inc.,
4.35%, 06/15/2029(c)	1,833,000	1,769,353
5.25%, 06/15/2031	3,220,000	3,235,654
4.60%, 03/15/2033(c)	1,734,000	1,654,503
4.95%, 06/15/2052(c)	2,554,000	2,343,498
5.20%, 06/15/2062	3,397,000	3,180,176
Moody’s Corp.,
5.25%, 07/15/2044	961,000	923,440
3.10%, 11/29/2061	398,000	243,420
Nasdaq, Inc.,
5.35%, 06/28/2028(c)	1,579,000	1,587,491
5.55%, 02/15/2034	1,696,000	1,694,245
5.95%, 08/15/2053	830,000	844,343
6.10%, 06/28/2063	1,720,000	1,766,702
		19,242,825
Food Retail–0.13%
Alimentation Couche-Tard, Inc. (Canada),
5.27%, 02/12/2034(b)	3,266,000	3,207,921
5.62%, 02/12/2054(b)	1,204,000	1,180,675
		4,388,596
Gas Utilities–0.28%
Atmos Energy Corp.,
5.90%, 11/15/2033	1,653,000	1,727,093
6.20%, 11/15/2053(c)	1,440,000	1,557,487
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	2,428,000	2,423,062
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033(c)	2,611,000	2,670,254
Southwest Gas Corp., 5.45%, 03/23/2028	1,110,000	1,114,704
		9,492,600
Gold–0.02%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	528,000	530,042
Health Care Distributors–0.11%
Cardinal Health, Inc., 5.45%, 02/15/2034(c)	1,790,000	1,780,412
Cencora, Inc., 5.13%, 02/15/2034	2,039,000	1,996,935
		3,777,347
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Health Care Equipment–0.31%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(b)	$2,371,000	$2,363,477
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	8,618,000	8,448,495
		10,811,972
Health Care Facilities–0.48%
Adventist Health System, 5.76%, 12/01/2034	1,650,000	1,650,016
CommonSpirit Health,
5.32%, 12/01/2034	4,748,000	4,640,077
5.55%, 12/01/2054(c)	1,529,000	1,490,661
Encompass Health Corp., 4.50%, 02/01/2028	506,000	478,443
HCA, Inc.,
5.25%, 06/15/2049	317,000	281,395
5.90%, 06/01/2053	3,888,000	3,771,725
Tenet Healthcare Corp., 6.75%, 05/15/2031(b)	745,000	752,754
UPMC,
5.04%, 05/15/2033(c)	2,650,000	2,597,474
5.38%, 05/15/2043	910,000	901,419
		16,563,964
Health Care REITs–0.24%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	1,342,000	1,287,460
5.15%, 04/15/2053	83,000	73,336
5.63%, 05/15/2054	6,299,000	5,949,488
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(h)	829,000	717,273
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	172,000	111,799
		8,139,356
Health Care Services–1.24%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	655,000	623,177
Cigna Group (The), 3.40%, 03/15/2051	184,000	125,130
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	250,000	250,602
8.00%, 12/15/2027(b)	273,000	273,336
5.25%, 05/15/2030(b)	377,000	313,252
4.75%, 02/15/2031(b)	251,000	198,383
CVS Health Corp.,
5.00%, 01/30/2029(c)	5,113,000	5,045,493
5.25%, 01/30/2031	1,533,000	1,510,192
5.30%, 06/01/2033(c)	4,667,000	4,543,455
6.00%, 06/01/2063	2,327,000	2,237,127
DaVita, Inc., 3.75%, 02/15/2031(b)	332,000	278,853
Icon Investments Six DAC,
5.81%, 05/08/2027	8,252,000	8,316,849
5.85%, 05/08/2029	10,096,000	10,226,092
6.00%, 05/08/2034	2,790,000	2,841,986
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	1,494,000	940,475
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	2,844,000	1,678,738
	Principal Amount	Value
Health Care Services–(continued)
Quest Diagnostics, Inc., 6.40%, 11/30/2033	$2,091,000	$2,233,108
Select Medical Corp., 6.25%, 08/15/2026(b)	509,000	509,508
Star Parent, Inc., 9.00%, 10/01/2030(b)(c)	509,000	531,392
		42,677,148
Health Care Supplies–0.74%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	1,165,000	1,061,352
Solventum Corp.,
5.40%, 03/01/2029(b)	5,970,000	5,935,465
5.60%, 03/23/2034(b)	8,120,000	7,980,796
5.90%, 04/30/2054(b)(c)	5,523,000	5,309,921
6.00%, 05/15/2064(b)	5,410,000	5,171,796
		25,459,330
Home Improvement Retail–0.66%
Home Depot, Inc. (The), 4.95%, 09/15/2052(c)	1,481,000	1,360,179
Lowe’s Cos., Inc.,
5.00%, 04/15/2033(c)	4,398,000	4,316,235
5.63%, 04/15/2053(c)	4,359,000	4,220,633
5.75%, 07/01/2053	1,713,000	1,690,379
4.45%, 04/01/2062	53,000	41,165
5.80%, 09/15/2062	3,631,000	3,534,667
5.85%, 04/01/2063	7,578,000	7,418,963
		22,582,221
Homebuilding–0.04%
Lennar Corp., 4.75%, 11/29/2027(c)	1,381,000	1,364,424
Hotel & Resort REITs–0.11%
Phillips Edison Grocery Center Operating Partnership I L.P., 5.75%, 07/15/2034	1,367,000	1,353,503
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	550,000	546,994
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	604,000	528,761
Service Properties Trust,
4.75%, 10/01/2026	1,107,000	1,036,007
5.50%, 12/15/2027	297,000	273,087
		3,738,352
Hotels, Resorts & Cruise Lines–0.37%
Carnival Corp.,
6.00%, 05/01/2029(b)	207,000	202,441
7.00%, 08/15/2029(b)	1,010,000	1,038,059
10.50%, 06/01/2030(b)	495,000	538,366
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)(c)	1,270,000	1,259,891
6.13%, 04/01/2032(b)(c)	2,930,000	2,898,643
IRB Holding Corp., 7.00%, 06/15/2025(b)	417,000	417,383
Marriott International, Inc.,
4.88%, 05/15/2029(c)	1,285,000	1,262,854
5.30%, 05/15/2034	2,149,000	2,103,773
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–(continued)
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)	$975,000	$953,100
6.25%, 03/15/2032(b)	2,151,000	2,142,540
		12,817,050
Housewares & Specialties–0.01%
Newell Brands, Inc., 6.38%, 09/15/2027	175,000	172,347
Independent Power Producers & Energy Traders–0.29%
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	1,503,000	1,429,957
3.75%, 02/15/2031(b)	307,000	268,127
NSTAR Electric Co., 4.55%, 06/01/2052	1,491,000	1,254,711
Vistra Corp.,
7.00%(b)(c)(d)(e)	2,207,000	2,192,788
Series C, 8.88%(b)(d)(e)	4,706,000	4,884,597
		10,030,180
Industrial Conglomerates–0.83%
Honeywell International, Inc.,
4.25%, 01/15/2029(c)	2,293,000	2,236,683
4.88%, 09/01/2029	4,106,000	4,098,455
4.95%, 09/01/2031	5,883,000	5,863,894
5.00%, 02/15/2033(c)	1,122,000	1,120,096
5.00%, 03/01/2035	4,105,000	4,051,794
5.25%, 03/01/2054	4,603,000	4,465,718
5.35%, 03/01/2064	6,481,000	6,304,732
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	500,000	493,848
		28,635,220
Industrial Machinery & Supplies & Components–0.33%
Enpro, Inc., 5.75%, 10/15/2026	532,000	526,458
ESAB Corp., 6.25%, 04/15/2029(b)	534,000	535,891
Ingersoll Rand, Inc.,
5.20%, 06/15/2027(c)	3,239,000	3,239,863
5.40%, 08/14/2028(c)	673,000	678,511
Nordson Corp.,
5.60%, 09/15/2028	996,000	1,005,986
5.80%, 09/15/2033(c)	1,760,000	1,801,923
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	2,909,000	2,906,396
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)(c)	873,000	798,512
		11,493,540
Industrial REITs–0.83%
LXP Industrial Trust, 6.75%, 11/15/2028	1,374,000	1,420,566
	Principal Amount	Value
Industrial REITs–(continued)
Prologis L.P.,
4.88%, 06/15/2028	$2,282,000	$2,265,451
4.63%, 01/15/2033	3,887,000	3,709,304
4.75%, 06/15/2033(c)	4,348,000	4,174,957
5.13%, 01/15/2034(c)	2,197,000	2,163,335
5.00%, 03/15/2034(c)	8,030,000	7,834,408
5.25%, 06/15/2053(c)	5,694,000	5,378,648
5.25%, 03/15/2054	1,600,000	1,500,312
		28,446,981
Insurance Brokers–0.32%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	524,000	525,713
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	1,107,000	1,090,966
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	62,000	68,314
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	15,000	14,924
HUB International Ltd.,
7.25%, 06/15/2030(b)	270,000	274,517
7.38%, 01/31/2032(b)	227,000	227,948
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(c)	3,268,000	3,305,827
2.90%, 12/15/2051	89,000	55,823
6.25%, 11/01/2052	1,184,000	1,277,696
5.45%, 03/15/2053	1,108,000	1,074,832
5.70%, 09/15/2053(c)	3,184,000	3,202,136
		11,118,696
Integrated Oil & Gas–1.15%
BP Capital Markets America, Inc.,
4.70%, 04/10/2029(c)	6,488,000	6,394,682
4.81%, 02/13/2033	2,608,000	2,523,574
3.06%, 06/17/2041	63,000	45,894
BP Capital Markets PLC, 4.38%(d)(e)	602,000	590,158
Ecopetrol S.A. (Colombia),
8.88%, 01/13/2033	5,115,000	5,271,647
8.38%, 01/19/2036	2,988,000	2,921,770
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	2,383,000	2,368,111
Occidental Petroleum Corp.,
6.45%, 09/15/2036	5,947,000	6,198,347
6.20%, 03/15/2040(c)	5,979,000	6,029,188
4.63%, 06/15/2045(c)	2,367,000	1,878,251
6.60%, 03/15/2046	2,403,000	2,515,355
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	845,770	830,849
6.70%, 02/16/2032	2,097,000	1,758,241
Shell International Finance B.V., 3.75%, 09/12/2046	269,000	209,202
		39,535,269
Integrated Telecommunication Services–1.50%
AT&T, Inc.,
5.40%, 02/15/2034	3,143,000	3,120,092
4.50%, 03/09/2048	309,000	255,347
3.50%, 09/15/2053	423,000	285,911
3.55%, 09/15/2055	19,203,000	12,904,388
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	$6,220,000	$5,853,325
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	260,000	266,761
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	1,250,000	1,242,020
7.00%, 10/15/2028(b)(c)	300,000	297,370
8.50%, 04/15/2031(b)(c)	6,158,000	6,237,941
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	553,000	490,788
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,651,000	1,793,050
Verizon Communications, Inc.,
4.50%, 08/10/2033	16,416,000	15,403,028
3.40%, 03/22/2041	716,000	548,121
5.50%, 02/23/2054(c)	423,000	412,418
3.00%, 11/20/2060(c)	2,305,000	1,381,890
3.70%, 03/22/2061	1,482,000	1,046,402
		51,538,852
Interactive Media & Services–0.28%
Match Group Holdings II LLC,
5.00%, 12/15/2027(b)	1,539,000	1,458,791
3.63%, 10/01/2031(b)	55,000	45,854
Meta Platforms, Inc.,
4.45%, 08/15/2052	1,382,000	1,181,137
4.65%, 08/15/2062	3,333,000	2,853,036
5.75%, 05/15/2063	3,955,000	4,044,351
		9,583,169
Investment Banking & Brokerage–2.88%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	2,280,000	2,281,430
Charles Schwab Corp. (The),
5.64%, 05/19/2029(d)	3,181,000	3,212,401
5.85%, 05/19/2034(d)	3,180,000	3,231,616
Series G, 5.38%(c)(d)(e)	3,824,000	3,773,095
Series K, 5.00%(c)(d)(e)	2,057,000	1,964,190
Goldman Sachs Group, Inc. (The),
6.14% (SOFR + 0.79%), 12/09/2026(f)	3,442,000	3,450,252
6.16% (SOFR + 0.81%), 03/09/2027(c)(f)	4,821,000	4,827,478
6.28% (SOFR + 0.92%), 10/21/2027(f)	1,017,000	1,020,566
6.49% (SOFR + 1.12%), 02/24/2028(f)	1,001,000	1,010,879
4.48%, 08/23/2028(d)	1,587,000	1,546,921
5.73%, 04/25/2030(c)(d)	3,480,000	3,527,278
5.85%, 04/25/2035(d)	4,065,000	4,153,111
6.75%, 10/01/2037	2,168,000	2,354,075
4.02%, 10/31/2038(d)	349,000	296,351
3.21%, 04/22/2042(d)	224,000	166,134
4.80%, 07/08/2044	2,125,000	1,938,414
Series T, 3.80%(d)(e)	124,000	116,456
Series V, 4.13%(c)(d)(e)	2,229,000	2,068,575
Series W, 7.50%(c)(d)(e)	10,931,000	11,414,926
Series Z, 7.50%(c)(d)(e)	10,094,000	10,395,962
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
5.12%, 02/01/2029(d)	$1,467,000	$1,457,739
5.16%, 04/20/2029(d)	6,582,000	6,539,367
5.45%, 07/20/2029(d)	1,460,000	1,465,547
6.41%, 11/01/2029(d)	3,543,000	3,688,546
5.17%, 01/16/2030(d)	1,920,000	1,906,985
4.89%, 07/20/2033(d)	51,000	48,885
5.25%, 04/21/2034(d)	6,328,000	6,186,732
5.42%, 07/21/2034(d)	3,268,000	3,235,363
5.47%, 01/18/2035(d)	2,015,000	2,001,303
5.83%, 04/19/2035(d)	3,488,000	3,559,001
5.95%, 01/19/2038(d)	1,226,000	1,217,771
5.94%, 02/07/2039(c)(d)	4,810,000	4,764,391
Raymond James Financial, Inc., 3.75%, 04/01/2051	146,000	107,609
		98,929,349
Leisure Facilities–0.11%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	735,000	796,199
NCL Corp. Ltd.,
5.88%, 02/15/2027(b)	1,074,000	1,059,236
8.13%, 01/15/2029(b)	258,000	269,733
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)(c)	524,000	524,710
Viking Cruises Ltd.,
7.00%, 02/15/2029(b)	264,000	264,691
9.13%, 07/15/2031(b)	480,000	517,429
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	539,000	517,287
		3,949,285
Leisure Products–0.34%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)(c)	531,000	529,415
Brunswick Corp.,
5.85%, 03/18/2029	2,108,000	2,105,740
5.10%, 04/01/2052(c)	2,251,000	1,739,018
Polaris, Inc., 6.95%, 03/15/2029	7,094,000	7,446,590
		11,820,763
Life & Health Insurance–3.08%
AIA Group Ltd. (Hong Kong), 5.38%, 04/05/2034(b)	2,573,000	2,520,511
American National Group, Inc., 5.00%, 06/15/2027	3,943,000	3,822,829
Athene Global Funding, 5.58%, 01/09/2029(b)(c)	5,738,000	5,738,038
Athene Holding Ltd., 6.25%, 04/01/2054	2,974,000	2,985,896
Corebridge Global Funding,
6.66% (SOFR + 1.30%), 09/25/2026(b)(f)	7,075,000	7,165,647
5.90%, 09/19/2028(b)	2,664,000	2,709,713
5.20%, 01/12/2029(b)(c)	4,787,000	4,754,520
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	5,895,000	5,703,295
Series 21-1, 2.66%, 06/29/2026(b)	13,992,000	12,976,603
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	$3,387,000	$3,498,727
GA Global Funding Trust, 5.50%, 01/08/2029(b)	2,390,000	2,381,098
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	11,777,000	10,297,102
MetLife, Inc.,
4.60%, 05/13/2046	313,000	273,887
5.00%, 07/15/2052	1,149,000	1,052,610
5.25%, 01/15/2054(c)	5,079,000	4,850,781
New York Life Global Funding, 4.55%, 01/28/2033(b)	3,209,000	3,042,535
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)(d)	5,556,000	5,531,489
Pacific Life Global Funding II,
6.16% (SOFR + 0.80%), 03/30/2025(b)(f)	3,923,000	3,937,335
5.99% (SOFR + 0.62%), 06/04/2026(b)(f)	1,741,000	1,743,162
6.41% (SOFR + 1.05%), 07/28/2026(b)(f)	13,409,000	13,538,846
Principal Financial Group, Inc., 5.50%, 03/15/2053	49,000	47,013
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(e)	7,680,000	7,493,063
		106,064,700
Managed Health Care–0.61%
Humana, Inc., 5.75%, 12/01/2028	1,735,000	1,763,153
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	50,000	35,958
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	3,038,000	3,069,238
4.25%, 01/15/2029	1,673,000	1,620,142
5.30%, 02/15/2030	5,176,000	5,241,098
5.35%, 02/15/2033	4,450,000	4,495,197
4.50%, 04/15/2033	756,000	717,567
4.25%, 06/15/2048	275,000	227,137
5.05%, 04/15/2053	1,644,000	1,517,309
5.20%, 04/15/2063	2,552,000	2,366,764
		21,053,563
Marine Transportation–0.33%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	2,502,000	2,538,220
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	530,000	539,626
7.63%, 02/15/2031(b)	8,165,000	8,346,977
		11,424,823
Metal, Glass & Plastic Containers–0.04%
Ball Corp., 6.00%, 06/15/2029	514,000	515,478
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	863,000	791,761
		1,307,239
Movies & Entertainment–0.34%
Walt Disney Co. (The),
3.50%, 05/13/2040	93,000	73,923
3.80%, 05/13/2060	167,000	123,719
	Principal Amount	Value
Movies & Entertainment–(continued)
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	$4,742,000	$3,921,132
5.14%, 03/15/2052(c)	4,352,000	3,437,753
5.39%, 03/15/2062	5,203,000	4,094,574
		11,651,101
Multi-Family Residential REITs–0.36%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	927,000	900,181
5.30%, 12/07/2033	3,530,000	3,496,325
Essex Portfolio L.P., 5.50%, 04/01/2034	2,157,000	2,120,581
Mid-America Apartments L.P., 5.30%, 02/15/2032	6,026,000	5,980,131
		12,497,218
Multi-line Insurance–0.16%
American International Group, Inc., 4.38%, 06/30/2050	317,000	264,619
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	5,445,000	5,368,312
		5,632,931
Multi-Utilities–2.07%
Ameren Illinois Co.,
4.95%, 06/01/2033(c)	1,815,000	1,768,846
5.90%, 12/01/2052	1,094,000	1,136,040
Black Hills Corp., 6.15%, 05/15/2034(c)	9,013,000	9,165,142
Dominion Energy, Inc.,
5.38%, 11/15/2032	4,715,000	4,662,757
Series B, 7.00%, 06/01/2054(c)(d)	6,106,000	6,306,240
Series A, 6.88%, 02/01/2055(d)	5,166,000	5,243,076
DTE Electric Co., 5.20%, 03/01/2034(c)	2,014,000	1,993,833
DTE Energy Co., 5.85%, 06/01/2034(c)	4,069,000	4,119,923
Engie S.A. (France),
5.25%, 04/10/2029(b)(c)	2,843,000	2,830,163
5.63%, 04/10/2034(b)(c)	2,147,000	2,149,732
5.88%, 04/10/2054(b)	2,363,000	2,306,273
NiSource, Inc.,
5.25%, 03/30/2028	1,482,000	1,478,542
5.35%, 04/01/2034	3,217,000	3,148,005
6.95%, 11/30/2054(c)(d)	6,268,000	6,283,806
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	5,012,000	5,107,122
6.13%, 10/15/2033(c)	3,129,000	3,244,188
Sempra, 6.88%, 10/01/2054(c)(d)	7,921,000	7,853,173
WEC Energy Group, Inc.,
5.15%, 10/01/2027(c)	2,005,000	1,997,243
4.75%, 01/15/2028(c)	330,000	326,585
		71,120,689
Office REITs–0.46%
Brandywine Operating Partnership L.P.,
8.05%, 03/15/2028(c)	4,348,000	4,487,488
8.88%, 04/12/2029	6,058,000	6,275,694
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Office REITs–(continued)
Office Properties Income Trust,
4.50%, 02/01/2025	$4,353,000	$3,361,419
2.40%, 02/01/2027	2,428,000	1,103,938
9.00%, 03/31/2029(b)	602,000	553,353
		15,781,892
Oil & Gas Drilling–0.14%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	858,000	847,824
8.63%, 03/15/2029(b)	269,000	275,270
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033(c)	1,861,000	1,972,351
Transocean, Inc., 8.75%, 02/15/2030(b)	501,300	523,330
Valaris Ltd., 8.38%, 04/30/2030(b)	1,002,000	1,036,474
		4,655,249
Oil & Gas Equipment & Services–0.03%
Oceaneering International, Inc., 6.00%, 02/01/2028	557,000	549,259
Vallourec S.A. (France), 7.50%, 04/15/2032(b)(c)	517,000	532,529
		1,081,788
Oil & Gas Exploration & Production–1.95%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,526,000	1,541,529
Apache Corp., 7.75%, 12/15/2029	1,394,000	1,517,708
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/2026(b)	256,000	256,136
5.88%, 06/30/2029(b)	277,000	266,863
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	4,737,000	4,795,606
Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	3,567,000	3,747,979
8.75%, 07/01/2031(b)(c)	2,823,000	3,017,403
ConocoPhillips Co.,
5.55%, 03/15/2054	4,345,000	4,282,570
5.70%, 09/15/2063	1,596,000	1,591,413
Devon Energy Corp.,
5.25%, 10/15/2027	2,755,000	2,740,129
5.88%, 06/15/2028	3,314,000	3,323,952
Diamondback Energy, Inc.,
5.15%, 01/30/2030	6,202,000	6,146,704
5.40%, 04/18/2034	3,128,000	3,084,814
6.25%, 03/15/2053(c)	4,337,000	4,480,173
5.75%, 04/18/2054(c)	1,943,000	1,874,535
5.90%, 04/18/2064	1,723,000	1,662,459
EQT Corp., 5.70%, 04/01/2028	1,190,000	1,195,899
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)(c)	449,000	433,629
6.00%, 02/01/2031(b)	186,000	177,909
6.25%, 04/15/2032(b)	154,000	147,729
8.38%, 11/01/2033(b)	303,000	324,346
6.88%, 05/15/2034(b)	8,781,000	8,657,924
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Murphy Oil Corp.,
6.38%, 07/15/2028(c)	$2,418,000	$2,436,839
5.88%, 12/01/2042	180,000	158,532
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	516,000	535,724
Southwestern Energy Co., 5.38%, 03/15/2030	1,470,000	1,414,994
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	4,054,000	4,217,246
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	3,076,485
		67,107,229
Oil & Gas Refining & Marketing–0.49%
Cosan (Luxembourg) S.A. (Brazil), 7.50%, 06/27/2030(b)	2,084,000	2,111,644
CVR Energy, Inc., 8.50%, 01/15/2029(b)	6,249,000	6,280,718
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)	5,000,000	5,140,542
Phillips 66 Co., 5.30%, 06/30/2033	2,910,000	2,863,570
Sunoco L.P.,
7.00%, 05/01/2029(b)	228,000	232,997
7.25%, 05/01/2032(b)	295,000	302,224
		16,931,695
Oil & Gas Storage & Transportation–5.43%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	4,045,000	4,052,766
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(b)	1,947,000	1,968,872
7.25%, 07/15/2032(b)	1,805,000	1,840,194
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(c)	2,162,000	2,182,498
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	992,000	999,429
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	1,057,000	1,218,547
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	2,732,000	2,742,865
7.38%, 01/15/2083(c)(d)	3,562,000	3,537,237
7.63%, 01/15/2083(c)(d)	2,771,000	2,812,692
8.50%, 01/15/2084(c)(d)	2,866,000	3,087,261
Series NC5, 8.25%, 01/15/2084(d)	4,628,000	4,811,505
Energy Transfer L.P.,
5.55%, 02/15/2028	732,000	734,960
6.10%, 12/01/2028	1,876,000	1,926,901
6.40%, 12/01/2030(c)	968,000	1,010,951
7.38%, 02/01/2031(b)	1,569,000	1,629,997
5.75%, 02/15/2033	1,758,000	1,758,835
6.55%, 12/01/2033	3,066,000	3,233,546
5.55%, 05/15/2034	3,827,000	3,765,432
4.90%, 03/15/2035	6,638,000	6,191,088
5.00%, 05/15/2050	4,452,000	3,781,745
5.95%, 05/15/2054	5,266,000	5,069,798
8.00%, 05/15/2054(c)(d)	2,526,000	2,631,625
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Series A, 9.61% (3 mo. Term SOFR + 4.29%)(e)(f)	$342,000	$340,838
Enterprise Products Operating LLC,
Series D, 6.88%, 03/01/2033	1,526,000	1,688,693
8.57% (3 mo. Term SOFR + 3.25%), 08/16/2077(f)	3,540,000	3,514,163
4.25%, 02/15/2048	506,000	414,603
4.20%, 01/31/2050	1,478,000	1,193,838
EQM Midstream Partners L.P., 6.50%, 07/15/2048	1,041,000	1,042,228
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	280,000	285,529
7.75%, 02/01/2028	297,000	298,524
8.88%, 04/15/2030(c)	273,000	285,520
7.88%, 05/15/2032	453,000	454,215
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	1,166,000	1,180,525
6.51%, 02/23/2042(b)	2,700,000	2,797,129
Kinder Morgan, Inc.,
7.80%, 08/01/2031	9,863,000	11,175,119
7.75%, 01/15/2032	7,140,000	8,026,226
5.20%, 06/01/2033	3,205,000	3,095,336
5.45%, 08/01/2052(c)	4,953,000	4,545,158
MPLX L.P.,
4.80%, 02/15/2029	1,312,000	1,284,744
4.70%, 04/15/2048	1,603,000	1,329,719
5.50%, 02/15/2049	2,318,000	2,146,716
4.95%, 03/14/2052	4,057,000	3,457,013
5.65%, 03/01/2053(c)	738,000	697,554
New Fortress Energy, Inc., 8.75%, 03/15/2029(b)(c)	1,247,000	1,197,837
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	262,000	266,900
8.38%, 02/15/2032(b)	4,335,000	4,417,903
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	7,770,000	8,894,640
Northern Natural Gas Co.,
3.40%, 10/16/2051(b)	747,000	501,824
5.63%, 02/01/2054(b)	1,239,000	1,215,761
ONEOK Partners L.P., 6.85%, 10/15/2037	2,387,000	2,562,116
ONEOK, Inc.,
5.65%, 11/01/2028	1,166,000	1,179,035
5.80%, 11/01/2030	1,730,000	1,762,394
6.35%, 01/15/2031	3,007,000	3,139,078
6.10%, 11/15/2032(c)	1,338,000	1,379,393
6.05%, 09/01/2033(c)	3,171,000	3,247,689
6.63%, 09/01/2053	4,682,000	5,010,331
Plains All American Pipeline L.P., Series B, 9.69% (3 mo. Term SOFR + 4.37%)(e)(f)	168,000	167,560
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	772,000	794,011
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	6,286,000	6,443,279
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/2026(b)(j)	$517,000	$530,764
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	5,571,000	5,590,088
Targa Resources Corp.,
5.20%, 07/01/2027	2,154,000	2,146,215
6.25%, 07/01/2052	2,579,000	2,602,483
Transcanada Trust (Canada), 5.63%, 05/20/2075(d)	5,816,000	5,717,766
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	4,353,000	4,723,641
9.88%, 02/01/2032(b)	3,888,000	4,171,513
Western Midstream Operating L.P., 6.15%, 04/01/2033(c)	2,401,000	2,438,158
Williams Cos., Inc. (The),
5.30%, 08/15/2028	2,331,000	2,332,569
4.65%, 08/15/2032	1,354,000	1,283,583
5.65%, 03/15/2033(c)	2,815,000	2,832,571
		186,791,236
Other Specialty Retail–0.03%
Tractor Supply Co., 5.25%, 05/15/2033(c)	1,098,000	1,088,078
Packaged Foods & Meats–0.49%
Campbell Soup Co.,
5.20%, 03/21/2029	2,398,000	2,387,415
5.40%, 03/21/2034	2,926,000	2,895,611
General Mills, Inc., 5.50%, 10/17/2028	3,170,000	3,211,549
J.M. Smucker Co. (The), 6.20%, 11/15/2033	1,718,000	1,795,795
Mars, Inc., 4.65%, 04/20/2031(b)	1,393,000	1,358,589
McCormick & Co., Inc., 4.95%, 04/15/2033	953,000	925,663
Minerva (Luxembourg) S.A. (Brazil),
4.38%, 03/18/2031(b)	546,000	451,129
8.88%, 09/13/2033(b)	3,755,000	3,918,688
		16,944,439
Paper & Plastic Packaging Products & Materials–0.57%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	425,000	418,690
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	9,078,000	9,107,347
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	1,120,000	1,151,586
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	2,608,000	2,577,957
5.44%, 04/03/2034(b)	4,102,000	4,034,150
5.78%, 04/03/2054(b)	2,297,000	2,261,380
		19,551,110
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Passenger Airlines–0.76%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	$1,951,156	$1,774,619
Series 2021-1, Class B, 3.95%, 07/11/2030	2,298,305	2,110,360
Series 2021-1, Class A, 2.88%, 07/11/2034	2,205,117	1,871,630
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	1,622,000	1,569,868
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,526,415	1,318,745
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	1,447,255	1,431,383
4.75%, 10/20/2028(b)	7,921,744	7,717,019
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	1,290,139	1,241,704
Series 2020-1, Class A, 5.88%, 10/15/2027	2,391,159	2,395,121
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,711,270	1,570,247
Series 2019-1, Class A, 4.55%, 08/25/2031	1,216,658	1,163,935
Series 2019-1, Class AA, 4.15%, 08/25/2031	2,105,869	1,966,864
		26,131,495
Passenger Ground Transportation–0.03%
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(c)	1,156,000	1,091,962
Personal Care Products–0.35%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC,
4.75%, 01/15/2029(b)	975,000	918,627
6.63%, 07/15/2030(b)	533,000	537,189
Kenvue, Inc.,
5.05%, 03/22/2028	1,496,000	1,500,745
5.00%, 03/22/2030	2,835,000	2,832,725
4.90%, 03/22/2033(c)	3,320,000	3,266,022
5.10%, 03/22/2043(c)	1,504,000	1,451,333
5.20%, 03/22/2063	1,460,000	1,374,049
		11,880,690
Pharmaceuticals–1.31%
AstraZeneca Finance LLC (United Kingdom),
4.90%, 02/26/2031	8,300,000	8,244,792
5.00%, 02/26/2034	3,595,000	3,551,715
Bristol-Myers Squibb Co.,
4.90%, 02/22/2029(c)	1,975,000	1,963,706
5.10%, 02/22/2031	1,376,000	1,373,481
5.90%, 11/15/2033(c)	2,448,000	2,558,960
6.25%, 11/15/2053	3,180,000	3,428,006
5.55%, 02/22/2054	243,000	239,421
6.40%, 11/15/2063	2,516,000	2,746,308
	Principal Amount	Value
Pharmaceuticals–(continued)
Eli Lilly and Co.,
4.70%, 02/09/2034(c)	$2,770,000	$2,693,345
5.00%, 02/09/2054	2,163,000	2,054,396
5.10%, 02/09/2064	4,171,000	3,952,765
Merck & Co., Inc.,
5.00%, 05/17/2053	1,655,000	1,548,623
5.15%, 05/17/2063	1,050,000	992,162
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2028	6,562,000	6,423,659
4.75%, 05/19/2033	3,161,000	3,057,709
5.34%, 05/19/2063	212,000	199,370
		45,028,418
Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 5.75%, 04/05/2034(b)	2,474,000	2,470,872
Property & Casualty Insurance–0.20%
Arch Capital Finance LLC, 5.03%, 12/15/2046	303,000	273,200
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054(b)	3,076,000	3,095,000
Markel Group, Inc., 6.00%, 05/16/2054	2,026,000	2,016,134
Travelers Cos., Inc. (The), 5.45%, 05/25/2053(c)	1,505,000	1,510,091
		6,894,425
Rail Transportation–0.85%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	4,000,000	3,806,904
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	4,691,000	4,750,192
CSX Corp.,
6.15%, 05/01/2037	106,000	113,520
4.75%, 11/15/2048	212,000	189,390
Norfolk Southern Corp.,
5.05%, 08/01/2030(c)	4,534,000	4,512,414
5.55%, 03/15/2034(c)	2,050,000	2,083,439
5.35%, 08/01/2054(c)	3,635,000	3,459,756
5.95%, 03/15/2064	2,890,000	2,956,550
Union Pacific Corp.,
4.50%, 01/20/2033(c)	3,892,000	3,726,347
5.15%, 01/20/2063	4,075,000	3,764,864
		29,363,376
Real Estate Development–0.46%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	524,000	551,297
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	316,000	332,911
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	13,935,000	14,883,479
		15,767,687
Regional Banks–0.78%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(c)(d)	2,730,000	2,524,054
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Regional Banks–(continued)
Huntington Bancshares, Inc., 4.44%, 08/04/2028(d)	$1,324,000	$1,281,483
M&T Bank Corp., 5.05%, 01/27/2034(c)(d)	2,062,000	1,898,253
Santander Holdings USA, Inc., 6.34%, 05/31/2035(d)	3,500,000	3,505,373
Truist Financial Corp.,
5.75% (SOFR + 0.40%), 06/09/2025(f)	3,151,000	3,150,852
6.05%, 06/08/2027(d)	2,856,000	2,877,801
4.87%, 01/26/2029(c)(d)	2,172,000	2,126,210
7.16%, 10/30/2029(d)	3,099,000	3,283,337
5.44%, 01/24/2030(c)(d)	777,000	772,945
4.92%, 07/28/2033(d)	74,000	68,383
6.12%, 10/28/2033(d)	2,254,000	2,302,269
5.87%, 06/08/2034(d)	3,114,000	3,125,707
		26,916,667
Reinsurance–0.62%
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	5,551,000	5,147,393
4.70%, 10/15/2051(b)(c)(d)	3,651,000	3,303,991
6.75%, 03/15/2054(b)	6,104,000	6,103,253
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(d)	6,800,000	6,716,306
		21,270,943
Research & Consulting Services–0.02%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	796,000	740,961
Restaurants–0.24%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)(c)	885,000	796,974
McDonald’s Corp.,
5.15%, 09/09/2052	396,000	367,565
5.45%, 08/14/2053	7,151,000	6,952,333
		8,116,872
Retail REITs–0.46%
Agree L.P., 5.63%, 06/15/2034	2,042,000	2,009,453
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	1,533,000	1,519,733
Kimco Realty OP LLC, 2.70%, 10/01/2030	597,000	512,587
Kite Realty Group L.P., 5.50%, 03/01/2034	997,000	973,173
Kite Realty Group Trust, 4.75%, 09/15/2030(c)	1,510,000	1,434,523
NNN REIT, Inc.,
5.60%, 10/15/2033	1,426,000	1,420,559
5.50%, 06/15/2034	2,066,000	2,039,170
Realty Income Corp.,
4.85%, 03/15/2030	770,000	753,009
5.63%, 10/13/2032(c)	1,977,000	1,997,092
Regency Centers L.P.,
4.13%, 03/15/2028	1,263,000	1,211,942
5.25%, 01/15/2034(c)	2,070,000	2,015,305
		15,886,546
	Principal Amount	Value
Self-Storage REITs–0.45%
Extra Space Storage L.P.,
5.70%, 04/01/2028	$1,635,000	$1,653,284
2.55%, 06/01/2031	625,000	516,346
5.40%, 02/01/2034	3,805,000	3,702,790
Public Storage Operating Co.,
5.13%, 01/15/2029	642,000	645,598
5.10%, 08/01/2033	3,692,000	3,644,614
5.35%, 08/01/2053(c)	5,342,000	5,156,773
		15,319,405
Semiconductor Materials & Equipment–0.02%
Entegris, Inc., 5.95%, 06/15/2030(b)	529,000	521,156
Semiconductors–0.69%
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	1,631,000	1,654,359
6.15%, 01/25/2032(b)	4,792,000	4,887,794
5.88%, 01/25/2034(b)	5,272,000	5,250,430
6.25%, 01/25/2035(b)(c)	6,832,000	6,976,563
6.40%, 01/25/2038(b)(c)	1,272,000	1,307,004
Micron Technology, Inc.,
4.98%, 02/06/2026	1,129,000	1,120,120
5.30%, 01/15/2031	2,440,000	2,425,839
		23,622,109
Single-Family Residential REITs–0.01%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	484,000	478,678
Soft Drinks & Non-alcoholic Beverages–1.03%
Coca-Cola Co. (The),
5.00%, 05/13/2034	5,128,000	5,113,086
5.30%, 05/13/2054	14,274,000	14,078,453
5.40%, 05/13/2064	16,547,000	16,310,346
		35,501,885
Sovereign Debt–1.98%
Abu Dhabi Government International Bond (United Arab Emirates), 5.50%, 04/30/2054(b)	17,690,000	17,608,768
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	8,000,000	7,620,664
Brazilian Government International Bond (Brazil),
6.13%, 03/15/2034	2,170,000	2,108,483
7.13%, 05/13/2054	5,701,000	5,578,017
Colombia Government International Bond (Colombia), 7.50%, 02/02/2034	1,795,000	1,784,524
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	2,375,000	2,466,065
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)(g)	1,905,000	979,721
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Mexico Government International Bond (Mexico),
6.35%, 02/09/2035	$1,685,000	$1,705,441
6.00%, 05/07/2036(c)	4,120,000	4,053,160
6.34%, 05/04/2053	3,841,000	3,670,998
6.40%, 05/07/2054(c)	4,293,000	4,141,702
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	2,522,000	2,580,606
5.88%, 01/30/2029(b)	2,878,000	2,856,001
7.13%, 01/17/2033(b)	1,620,000	1,703,017
6.38%, 01/30/2034(b)	1,476,000	1,474,490
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/16/2030(b)	2,730,000	2,669,973
5.00%, 01/16/2034(b)	2,376,000	2,314,314
5.75%, 01/16/2054(b)	2,862,000	2,771,366
		68,087,310
Specialized Consumer Services–0.10%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)	509,000	521,346
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	1,852,000	1,806,038
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	1,196,000	1,061,502
		3,388,886
Specialized Finance–0.48%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(b)	2,030,000	2,029,169
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	1,852,000	1,906,447
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	4,350,000	4,300,266
5.55%, 04/03/2034(b)	8,398,000	8,219,047
		16,454,929
Specialty Chemicals–0.16%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026(c)	1,547,000	1,449,493
8.75%, 05/03/2029(b)(c)	3,427,000	3,430,701
5.50%, 03/18/2031	614,000	508,751
		5,388,945
Steel–0.23%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	4,191,000	4,331,798
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(c)	810,000	803,155
7.00%, 03/15/2032(b)(c)	485,000	478,921
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,120,000	2,120,889
		7,734,763
Systems Software–0.54%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	804,000	776,237
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(c)	2,667,000	2,370,357
	Principal Amount	Value
Systems Software–(continued)
Oracle Corp.,
6.25%, 11/09/2032(c)	$7,455,000	$7,867,861
4.90%, 02/06/2033(c)	3,046,000	2,945,100
4.00%, 11/15/2047	212,000	161,078
6.90%, 11/09/2052	3,921,000	4,389,264
5.55%, 02/06/2053	212,000	200,312
		18,710,209
Technology Hardware, Storage & Peripherals–0.13%
Apple, Inc.,
3.95%, 08/08/2052	180,000	145,243
4.10%, 08/08/2062(c)	3,616,000	2,902,753
Seagate HDD Cayman,
4.09%, 06/01/2029	975,000	893,376
9.63%, 12/01/2032	457,000	517,972
		4,459,344
Telecom Tower REITs–0.03%
American Tower Corp., 3.10%, 06/15/2050	148,000	95,086
SBA Communications Corp., 3.13%, 02/01/2029(c)	910,000	801,332
		896,418
Tobacco–1.99%
Altria Group, Inc., 3.70%, 02/04/2051	590,000	398,143
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	5,054,000	5,121,404
6.00%, 02/20/2034(c)	5,224,000	5,281,756
7.08%, 08/02/2043	342,000	365,700
7.08%, 08/02/2053(c)	10,735,000	11,561,765
Philip Morris International, Inc.,
5.13%, 11/17/2027	3,820,000	3,813,847
4.88%, 02/15/2028	10,044,000	9,941,783
5.25%, 09/07/2028	3,606,000	3,623,090
4.88%, 02/13/2029	86,000	84,823
5.63%, 11/17/2029	1,071,000	1,091,252
5.13%, 02/13/2031(c)	1,757,000	1,730,120
5.75%, 11/17/2032	4,890,000	4,993,204
5.38%, 02/15/2033	10,112,000	10,033,451
5.63%, 09/07/2033(c)	6,978,000	7,040,131
5.25%, 02/13/2034	3,415,000	3,346,513
		68,426,982
Trading Companies & Distributors–0.43%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	7,903,000	7,893,842
Air Lease Corp., Series B, 4.65%(d)(e)	560,000	529,881
Aircastle Ltd., 5.25%(b)(c)(d)(e)	1,101,000	1,051,468
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	281,000	268,976
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)(c)	556,000	537,807
7.88%, 12/01/2030(b)	1,528,000	1,597,988
7.00%, 05/01/2031(b)	2,835,000	2,870,330
		14,750,292
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Transaction & Payment Processing Services–0.50%
Fiserv, Inc.,
5.38%, 08/21/2028(c)	$4,672,000	$4,682,534
5.63%, 08/21/2033	3,565,000	3,586,213
5.45%, 03/15/2034	6,481,000	6,430,152
Mastercard, Inc., 4.85%, 03/09/2033(c)	2,053,000	2,037,847
PayPal Holdings, Inc.,
5.05%, 06/01/2052	241,000	221,549
5.25%, 06/01/2062	423,000	387,156
		17,345,451
Wireless Telecommunication Services–0.59%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	1,806,500	1,793,568
5.15%, 03/20/2028(b)	5,746,400	5,714,885
T-Mobile USA, Inc.,
4.50%, 04/15/2050	1,624,000	1,353,197
5.65%, 01/15/2053	3,848,000	3,788,747
6.00%, 06/15/2054(c)	1,406,000	1,453,650
5.50%, 01/15/2055	68,000	65,218
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	783,000	762,910
4.13%, 06/04/2081(d)	3,225,000	2,735,393
5.13%, 06/04/2081(d)	3,503,000	2,582,166
		20,249,734
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,121,075,472)		3,094,425,112
U.S. Treasury Securities–3.13%
U.S. Treasury Bills–0.24%
5.27% - 5.32%, 09/05/2024(k)(l)	8,343,000	8,229,394
U.S. Treasury Bonds–0.53%
4.63%, 05/15/2044	5,211,800	5,155,610
4.25%, 02/15/2054	13,806,600	12,953,395
		18,109,005
U.S. Treasury Notes–2.36%
2.13%, 11/30/2024	550,000	541,419
4.88%, 04/30/2026	3,394,000	3,393,072
4.50%, 05/15/2027	4,506,300	4,485,353
4.63%, 04/30/2029	28,558,600	28,701,393
4.63%, 04/30/2031	6,719,400	6,769,796
4.38%, 05/15/2034	37,700,300	37,367,477
		81,258,510
Total U.S. Treasury Securities (Cost $107,611,949)		107,596,909

Asset-Backed Securities–2.03%
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(i)	627,680	561,899
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(i)	5,941,000	5,646,921
IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(i)	7,644,000	7,751,016
Principal Amount		Value

Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	$2,592,247	$2,479,469
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	11,268,757	11,791,080
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,290,088	9,725,090
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	2,482,000	2,134,289
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,443,067	1,953,387
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	4,737,000	4,760,922
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	5,198,000	5,211,255
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	5,155,000	5,173,300
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	4,265,347	3,990,656
Zaxbys Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	3,090,000	3,132,063
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	5,595,000	5,685,923
Total Asset-Backed Securities (Cost $71,281,268)		69,997,270
Shares
Preferred Stocks–1.74%
Asset Management & Custody Banks–0.06%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)(d)	2,097,000	2,060,948
Diversified Banks–0.89%
Bank of America Corp., 6.50%, Series Z, Pfd.(d)	2,239,000	2,242,668
Citigroup, Inc., 6.25%, Series T, Pfd.(c)(d)	1,852,000	1,854,078
Citigroup, Inc., 5.00%, Series U, Pfd.(c)(d)	6,581,000	6,510,400
Citigroup, Inc., 4.00%, Series W, Pfd.(c)(d)	3,404,000	3,261,473
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,224	16,573,805
		30,442,424
Diversified Financial Services–0.22%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	287,800	7,626,700
Investment Banking & Brokerage–0.38%
Goldman Sachs Group, Inc. (The), 8.46% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(c)(f)	2,856,000	2,849,999
Morgan Stanley, 7.13%, Series E, Pfd.	256,997	6,517,444
Morgan Stanley, 6.88%, Series F, Pfd.	150,000	3,796,500
		13,163,943
Life & Health Insurance–0.00%
MetLife, Inc., 3.85%, Series G, Pfd.(d)	51,000	49,164
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Shares		Value
Regional Banks–0.19%
M&T Bank Corp., 7.50%, Series J, Pfd.		251,487	$6,365,136
Total Preferred Stocks (Cost $60,929,597)			59,708,315
	Principal Amount
Variable Rate Senior Loan Interests–0.21%(m)(n)
Gas Utilities–0.04%
NGL Energy Operating LLC, Term Loan, 9.83% (1 mo. Term SOFR + 4.50%), 02/03/2031		$1,372,000	1,384,245
Leisure Products–0.05%
Amer Sports (Finland), Term Loan B, 8.58% (3 mo. Term SOFR + 3.25%), 02/10/2031		1,733,468	1,746,469
Oil & Gas Storage & Transportation–0.12%
NFE Atlantic Holdings LLC, Term Loan, 10.33% (3 mo. SOFR + 5.00%), 10/30/2028		4,000,000	4,029,640
Total Variable Rate Senior Loan Interests (Cost $6,787,558)			7,160,354
Non-U.S. Dollar Denominated Bonds & Notes–0.15%(o)
Health Care REITs–0.01%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	400,000	405,984
Investment Banking & Brokerage–0.04%
GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(b)	GBP	975,000	1,337,062
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	2,839,181
Pharmaceuticals–0.02%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	516,000	580,249
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,021,655)			5,162,476
	Shares
Exchange-Traded Funds–0.14%
Invesco High Yield Select ETF(p)		10,000	253,238
Invesco Total Return Bond ETF(p)		100,000	4,617,000
Total Exchange-Traded Funds (Cost $6,079,153)			4,870,238
	Principal Amount
Municipal Obligations–0.10%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		$2,095,000	1,914,644
Series 2022, RB, 4.35%, 06/01/2041		1,545,000	1,390,481
	Principal Amount	Value
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 6.38%, 05/15/2037(b)(i)	$360,000	$4
Series 2017, Ref. RB, 9.00%, 05/15/2037(b)(i)	350,000	70,000
Total Municipal Obligations (Cost $4,012,269)		3,375,129
	Shares
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(i)(q)	39	0
Money Market Funds–1.63%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(p)(r)	19,607,086	19,607,086
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(p)(r)	14,000,357	14,004,557
Invesco Treasury Portfolio, Institutional Class, 5.22%(p)(r)	22,408,098	22,408,098
Total Money Market Funds (Cost $56,019,741)		56,019,741

Options Purchased–0.03%
(Cost $1,418,140)(s)		1,141,360
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.15% (Cost $3,440,236,802)		3,409,456,904
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.29%
Invesco Private Government Fund, 5.30%(p)(r)(t)	128,367,061	128,367,061
Invesco Private Prime Fund, 5.48%(p)(r)(t)	328,459,966	328,558,504
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $456,946,462)		456,925,565
TOTAL INVESTMENTS IN SECURITIES–112.44% (Cost $3,897,183,264)		3,866,382,469
OTHER ASSETS LESS LIABILITIES—(12.44)%		(427,806,077)
NET ASSETS–100.00%		$3,438,576,392
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $1,014,353,828, which represented 29.50% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $1,614,521, which represented less than 1% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(n)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco High Yield Select ETF	$253,291	$-	$-	$(53)	$-	$253,238	$4,289
Invesco Short Duration Bond ETF	207,610	-	(207,719)	741	(632)	-	519
Invesco Total Return Bond ETF	4,646,000	-	-	(29,000)	-	4,617,000	53,958
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	23	125,324,644	(105,717,581)	-	-	19,607,086	121,105
Invesco Liquid Assets Portfolio, Institutional Class	-	89,517,603	(75,511,976)	-	(1,070)	14,004,557	88,141
Invesco Treasury Portfolio, Institutional Class	27	143,228,164	(120,820,093)	-	-	22,408,098	138,057
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	174,138,946	160,129,830	(205,901,715)	-	-	128,367,061	1,742,273*
Invesco Private Prime Fund	455,244,096	328,267,303	(454,894,155)	35,158	(93,898)	328,558,504	4,699,247*
Total	$634,489,993	$846,467,544	$(963,053,239)	$6,846	$(95,600)	$517,815,544	$6,847,589

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

(q)	Non-income producing security.
(r)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(s)	The table below details options purchased.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	10/18/2024	88	USD	5,425.00	USD	47,740,000	$1,141,360

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,621	September-2024	$330,202,767	$47,382	$47,382
U.S. Treasury 10 Year Notes	1,161	September-2024	126,313,172	(251,778)	(251,778)
U.S. Treasury Long Bonds	1,690	September-2024	196,145,625	(1,416,521)	(1,416,521)
U.S. Treasury Ultra Bonds	528	September-2024	64,647,000	(817,975)	(817,975)
Subtotal—Long Futures Contracts				(2,438,892)	(2,438,892)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	539	September-2024	(57,024,516)	32,599	32,599
U.S. Treasury 10 Year Ultra Notes	3,102	September-2024	(347,520,937)	1,447,331	1,447,331
Subtotal—Short Futures Contracts				1,479,930	1,479,930
Total Futures Contracts				$(958,962)	$(958,962)

(a)	Futures contracts collateralized by $1,334,100 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/22/2024	Canadian Imperial Bank of Commerce	EUR	3,338,000	USD	3,612,790	$(22,120)
08/22/2024	Citibank, N.A.	GBP	950,000	USD	1,191,137	(19,890)
Total Forward Foreign Currency Contracts						$(42,010)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$3,084,128,010	$10,297,102	$3,094,425,112
U.S. Treasury Securities	—	107,596,909	—	107,596,909
Asset-Backed Securities	—	56,037,434	13,959,836	69,997,270
Preferred Stocks	40,879,585	18,828,730	—	59,708,315
Variable Rate Senior Loan Interests	—	7,160,354	—	7,160,354
Non-U.S. Dollar Denominated Bonds & Notes	—	5,162,476	—	5,162,476
Exchange-Traded Funds	4,870,238	—	—	4,870,238
Municipal Obligations	—	3,305,125	70,004	3,375,129
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	56,019,741	456,925,565	—	512,945,306
Options Purchased	1,141,360	—	—	1,141,360
Total Investments in Securities	102,910,924	3,739,144,603	24,326,942	3,866,382,469
Other Investments - Assets*
Investments Matured	—	38,340	—	38,340
Futures Contracts	1,527,312	—	—	1,527,312
	1,527,312	38,340	—	1,565,652
Other Investments - Liabilities*
Futures Contracts	(2,486,274)	—	—	(2,486,274)
Forward Foreign Currency Contracts	—	(42,010)	—	(42,010)
	(2,486,274)	(42,010)	—	(2,528,284)
Total Other Investments	(958,962)	(3,670)	—	(962,632)
Total Investments	$101,951,962	$3,739,140,933	$24,326,942	$3,865,419,837

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Corporate Bond Fund